Related party transactions - Summary of Transactions with Related Parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Revenues	€ 903,059	€ 728,993	[1]
Cost of sales	323,228	280,182	[1]
Selling, general and administrative expenses	415,792	332,854	[1]
Marketing expenses	47,530	34,590	[1]
Foreign exchange gains/(losses)	(7,003)	(9,893)	[1]
Zegna Group
Disclosure of transactions between related parties [line items]
Revenues	903,059	728,993
Cost of sales	323,228	280,182
Selling, general and administrative expenses	415,792	332,854
Marketing expenses	47,530
Financial income/(expenses)	(28,991)	(26,064)
Foreign exchange gains/(losses)	(7,003)
Related parties
Disclosure of transactions between related parties [line items]
Revenues	3,281	16,795
Cost of sales	16,500	6,876
Selling, general and administrative expenses	5,330	8,338
Marketing expenses	1,081
Financial income/(expenses)	(433)	88
Foreign exchange gains/(losses)	1,915
Associates
Disclosure of transactions between related parties [line items]
Revenues	3,212	16,750
Cost of sales	4,710	1,587
Selling, general and administrative expenses	880	4,009
Marketing expenses	0
Financial income/(expenses)	36	36
Foreign exchange gains/(losses)	0
Associates | TFI Group
Disclosure of transactions between related parties [line items]
Revenues	3,212	16,743
Cost of sales	288	0
Selling, general and administrative expenses	740	4,009
Marketing expenses	0
Financial income/(expenses)	(7)	36
Foreign exchange gains/(losses)	0
Royalties	181	2,074
Associates | Filati Biagioli Modesto S.p.A.
Disclosure of transactions between related parties [line items]
Revenues	0	7
Cost of sales	3,581	1,590
Selling, general and administrative expenses	20	0
Marketing expenses	0
Financial income/(expenses)	45	0
Foreign exchange gains/(losses)	0
Associates | Norda Run Inc.
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	841	0
Selling, general and administrative expenses	120	0
Marketing expenses	0
Financial income/(expenses)	(2)	0
Foreign exchange gains/(losses)	0
Associates | Pelletteria Tizeta S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	0	(3)
Selling, general and administrative expenses	0	0
Marketing expenses	0
Financial income/(expenses)	0	0
Foreign exchange gains/(losses)	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | EZ Real Estate S.r.l
Disclosure of transactions between related parties [line items]
Revenues	1	6
Cost of sales	1,379	1,308
Selling, general and administrative expenses	2,065	2,637
Marketing expenses	1,024
Financial income/(expenses)	(181)	(248)
Foreign exchange gains/(losses)	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Schneider Group
Disclosure of transactions between related parties [line items]
Revenues	17	0
Cost of sales	6,732	2,703
Selling, general and administrative expenses	11	0
Marketing expenses	0
Financial income/(expenses)	0	0
Foreign exchange gains/(losses)	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Alan Real Estate S.A
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	874	823
Selling, general and administrative expenses	649	424
Marketing expenses	0
Financial income/(expenses)	(26)	0
Foreign exchange gains/(losses)	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	14	35
Cost of sales	15	0
Selling, general and administrative expenses	87	250
Marketing expenses	49
Financial income/(expenses)	(1)	0
Foreign exchange gains/(losses)	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | 61 West 23rd Street LLC
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	0	0
Selling, general and administrative expenses	0	(15)
Marketing expenses	0
Financial income/(expenses)	0	0
Foreign exchange gains/(losses)	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Other Companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Disclosure of transactions between related parties [line items]
Revenues	37	4
Cost of sales	2,790	455
Selling, general and administrative expenses	11	0
Marketing expenses	8
Financial income/(expenses)	1	300
Foreign exchange gains/(losses)	0
UBS Group AG
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	0	0
Selling, general and administrative expenses	103	0
Marketing expenses	0
Financial income/(expenses)	(262)	0
Foreign exchange gains/(losses)	1,915
Other
Disclosure of transactions between related parties [line items]
Revenues	0	0
Cost of sales	0	0
Selling, general and administrative expenses	1,524	1,033
Marketing expenses	0
Financial income/(expenses)	0	€ 0
Foreign exchange gains/(losses)	€ 0

[1]	Starting with the six months ended June 30, 2023, the Group presents the semi-annual condensed consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and is consistent with international practice. In order to conform to this new presentation, the information for the six months ended June 30, 2022 has been reclassified compared to what was previously presented by the Group.